Note 20 - Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of components of inventories [text block]
	2023	2022

Consumable stores*	18,001	17,645
Gold in progress @	2,303	689
	20,304	18,334